Schedule of Anti-dilutive Securities Excluded From Calculation of Diluted Net Loss Per Share (Details) (Parenthetical) - $ / shares	1 Months Ended
	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2021
Fair value of common stock			$ 3.25
Series A Convertible Preferred Stock [Member]
Shares available for conversion	3,454,000
Series B Convertible Preferred Stock [Member]
Shares available for conversion	216,970
Series A Warrant Exercise [Member]
Shares available for conversion	3,454,000
Inflamacore LlC License Agreement [Member] | Common Stock [Member]
Warrants to purchase common shares	119,125	600,000